CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents	$ 14,633	$ 3,115	$ 43,126
Accounts receivable, net	41,997	26,428	13,737
Short-term derivative instruments	28,192		7,076
Prepaid expenses and other current assets	3,695	1,633	2,830
Total current assets	88,517	31,176	66,769
Property and equipment:
Oil and gas properties	2,475,082	1,573,848	983,972
Other property and equipment	41,320	34,344	30,609
Accumulated depreciation, depletion and amortization	(259,636)	(200,293)	(118,943)
Total property and equipment, net	2,256,766	1,407,899	895,638
Other noncurrent assets:
Restricted cash	752	886	551
Long-term derivative instruments	24,435		2,440
Debt issuance costs	3,080	2,320	967
Total assets	2,373,550	1,442,281	966,365
Current liabilities:
Accounts payable	25,176	21,014	34,843
Accrued liabilities	125,746	23,371	28,782
Short-term derivative instruments	822	14,087
Asset retirement obligations	90	90	90
Total current liabilities	151,834	58,562	63,715
Noncurrent liabilities:
Long-term debt	485,033	242,750	237,857
Asset retirement obligations	13,661	10,943	6,930
Notes payable to members (Note 14)			6,438
Deferred tax liabilities	139,445	112,552	852
Long-term derivative instruments	49	8,091
Other noncurrent liabilities	1,296	1,495	1,884
Total noncurrent liabilities	639,484	375,831	253,961
Total liabilities	791,318	434,393	317,676
Commitments and contingencies
Series A perpetual convertible preferred stock, $0.01 par value: 50,000,000 shares authorized; 435,000 shares issued and outstanding at June 30, 2017	432,657
Stockholders' equity:
Preferred stock, $0.01 par value: 50,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.01 par value 500,000,000 shares authorized; 101,136,017 shares and 91,680,441 shares issued and outstanding at June 30, 2017 and December 31, 2016, respectively	1,011	917
Additional paid-in capital	1,112,416	1,017,368
Accumulated earnings (deficit)	36,148	(10,397)
Total stockholders' equity	1,149,575	1,007,888	648,689
Predecessor			274,133
Previous owner			374,556
Total liabilities and equity	$ 2,373,550	$ 1,442,281	$ 966,365